Loan Commitments (Details) - Schedule of Outstanding Loan Commitments - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Revolving open-end lines secured by real estate [Member] | Fixed [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments
Revolving open-end lines secured by real estate [Member] | Variable [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	14,965	13,372
Commitments to fund real estate construction loans [Member] | Fixed [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments
Commitments to fund real estate construction loans [Member] | Variable [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	10,272	8,919
Commercial and industrial loans [Member] | Fixed [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	90	84
Commercial and industrial loans [Member] | Variable [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	370	668
Other [Member] | Fixed [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	460	562
Other [Member] | Variable [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	741	5,010
Letters of credit [Member] | Fixed [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments
Letters of credit [Member] | Variable [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	$ 212	$ 626